CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	March 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 2.2%
Verizon Communications Inc.	2,171,356	$116,666,958

Entertainment - 2.1%
Walt Disney Co.	1,161,640	112,214,424

Media - 3.0%
Comcast Corp., Class A Shares	4,650,310	159,877,658

TOTAL COMMUNICATION SERVICES		388,759,040

CONSUMER DISCRETIONARY - 3.4%
Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	300,000	49,605,000

Specialty Retail - 2.5%
Home Depot Inc.	706,770	131,961,027

TOTAL CONSUMER DISCRETIONARY		181,566,027

CONSUMER STAPLES - 11.8%
Beverages - 2.1%
Coca-Cola Co.	2,461,760	108,932,880

Food & Staples Retailing - 2.1%
Walmart Inc.	975,180	110,799,952

Food Products - 5.0%
Mondelez International Inc., Class A Shares	2,443,620	122,376,489
Nestle SA, ADR	1,385,120	142,653,509

Total Food Products		265,029,998

Household Products - 2.6%
Procter & Gamble Co.	1,266,650	139,331,500

TOTAL CONSUMER STAPLES		624,094,330

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Enbridge Inc.	2,500,193	72,730,614
Exxon Mobil Corp.	507,529	19,270,876
Kinder Morgan Inc.	6,439,190	89,633,525
Williams Cos. Inc.	6,635,770	93,896,146

TOTAL ENERGY		275,531,161

FINANCIALS - 14.8%
Banks - 6.6%
Bank of America Corp.	3,866,720	82,090,465
JPMorgan Chase & Co.	1,243,000	111,907,290
PNC Financial Services Group Inc.	662,250	63,390,570

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2020 Quarterly Report	1

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Banks - (continued)
US Bancorp	1,475,000	$50,813,750
Wells Fargo & Co.	1,376,690	39,511,003

Total Banks		347,713,078

Capital Markets - 4.4%
Apollo Global Management Inc.	2,440,814	81,767,269
Blackstone Group Inc., Class A Shares	3,300,000	150,381,000

Total Capital Markets		232,148,269

Insurance - 3.8%
American International Group Inc.	2,620,720	63,552,460
MetLife Inc.	2,287,055	69,915,271
Travelers Cos. Inc.	713,270	70,863,375

Total Insurance		204,331,106

TOTAL FINANCIALS		784,192,453

HEALTH CARE - 11.5%
Health Care Equipment & Supplies - 1.3%
Becton Dickinson and Co.	312,180	71,729,598

Health Care Providers & Services - 1.9%
UnitedHealth Group Inc.	395,400	98,604,852

Pharmaceuticals - 8.3%
Johnson & Johnson	985,127	129,179,704
Merck & Co. Inc.	1,925,000	148,109,500
Pfizer Inc.	2,804,650	91,543,776
Zoetis Inc.	591,680	69,634,819

Total Pharmaceuticals		438,467,799

TOTAL HEALTH CARE		608,802,249

INDUSTRIALS - 10.1%
Aerospace & Defense - 4.1%
Raytheon Co.	739,104	96,933,490
United Technologies Corp.	1,268,680	119,674,584

Total Aerospace & Defense		216,608,074

Air Freight & Logistics - 2.2%
United Parcel Service Inc., Class B Shares	1,267,730	118,431,337

Commercial Services & Supplies - 2.1%
Waste Management Inc.	1,175,000	108,758,000

Road & Rail - 1.7%
Union Pacific Corp.	655,000	92,381,200

TOTAL INDUSTRIALS		536,178,611

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.2%
Cisco Systems Inc.	329,250	12,942,817

See Notes to Schedule of Investments.

2	ClearBridge Dividend Strategy Fund 2020 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
IT Services - 4.4%
Mastercard Inc., Class A Shares	525,000	$126,819,000
Visa Inc., Class A Shares	650,000	104,728,000

Total IT Services		231,547,000

Semiconductors & Semiconductor Equipment - 3.3%
Broadcom Inc.	235,310	55,792,001
Intel Corp.	650,000	35,178,000
Texas Instruments Inc.	860,060	85,945,796

Total Semiconductors & Semiconductor Equipment		176,915,797

Software - 5.5%
Microsoft Corp.	1,851,590	292,014,259

Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc.	803,113	204,223,605

TOTAL INFORMATION TECHNOLOGY		917,643,478

MATERIALS - 8.3%
Chemicals - 6.0%
Ecolab Inc.	636,220	99,142,162
Linde PLC	650,000	112,450,000
PPG Industries Inc.	1,297,410	108,463,476

Total Chemicals		320,055,638

Construction Materials - 1.7%
Vulcan Materials Co.	804,640	86,957,445

Containers & Packaging - 0.6%
International Paper Co.	1,026,200	31,945,606

TOTAL MATERIALS		438,958,689

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	634,760	138,218,990
Boston Properties Inc.	567,810	52,369,116

TOTAL REAL ESTATE		190,588,106

UTILITIES - 5.1%
Electric Utilities - 3.9%
Edison International	1,621,166	88,823,685
NextEra Energy Inc.	494,020	118,871,092

Total Electric Utilities		207,694,777

Multi-Utilities - 1.2%
WEC Energy Group Inc.	715,460	63,053,490

TOTAL UTILITIES		270,748,267

TOTAL COMMON STOCKS (Cost - $3,883,863,650)		5,217,062,411

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2020 Quarterly Report	3

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 0.0%
Finance America NIM Trust, 2004-1 A (Cost - $73,449)	5.250%	6/27/34	$73,417	$1	*(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,883,937,099)				5,217,062,412

			SHARES
SHORT-TERM INVESTMENTS - 1.6%
JPMorgan 100% U.S. Treasury Securities
Money Market Fund, Institutional Class	0.266%		69,167,999	69,167,999
Western Asset Premier Institutional U.S.
Treasury Reserves, Premium Shares	0.335%		17,292,000	17,292,000	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $86,459,999)				86,459,999

TOTAL INVESTMENTS - 100.0% (Cost - $3,970,397,098)				5,303,522,411
Liabilities in Excess of Other Assets - (0.0)%				(347,592)

TOTAL NET ASSETS - 100.0%				$5,303,174,819

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of March 31, 2020.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $17,292,000 and the cost was $17,292,000 (Note 2).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Dividend Strategy Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$5,217,062,411	—	—	$5,217,062,411
Asset-Backed Securities	—	$1	—	1

Total Long-Term Investments	5,217,062,411	1	—	5,217,062,412

Short-Term Investments†	86,459,999	—	—	86,459,999

Total Investments	$5,303,522,410	$1	—	$5,303,522,411

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold

		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$43,260,500	$44,362,574	44,362,574	$70,331,074	70,331,074

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$137,634	—	$17,292,000

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